Fair Value Measurements	6 Months Ended
Jun. 30, 2026
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 9 — Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

The following table presents information about the Company’s assets that are measured at fair value as of June 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	June 30, 2026	December 31, 2025
Assets:
Cash and investments held in Trust Account	1	$233,097,832	$—

The fair value of the Public Warrants is $1,993,333 or $0.26 per public warrant. The fair value of Public Warrants was determined using the binomial lattice model. The Public Warrants have been classified within shareholders’ deficit and do not require remeasurement after issuance. The following table presents the quantitative information regarding Level 3 market assumptions used in the valuation of the public warrants:

February 12, 2026
Volatility	20.0%
Risk-free rate	3.7%
Dividend yield	0.0%
Asset price	$9.91
Exercise price	$11.50
Term	5.0
Probability of Business Combination	15.0%